CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Other comprehensive income [abstract]
Profit (loss) for the period	$ (10,117)	$ 11,652	$ (8,837)	$ 18,808
Other comprehensive income (loss) for the period:
Gain (loss) from translation of financial statements of foreign operations	(1,506)	(157)	(404)	529
Gain on cash flow hedges	5,561	3,104	4,023	2,033
Total other comprehensive income (loss) for the period	4,055	2,947	3,619	2,562
Total comprehensive income for the period	$ (6,062)	$ 14,599	$ (5,218)	$ 21,370